Income Taxes (Tables) - Successor [Member]	12 Months Ended
Mar. 31, 2019
Schedule of Income Tax Provision

The provision for income expense consisted of the following components:

	Successor			Predecessor
	Year ended March 31, 2019	Year ended March 31, 2018	Period January 11, 2017 through March 31, 2017	Period April 1, 2016 through January 10, 2017

Current	$140,292	$317,878	$66,919	$10,307
Deferred	(5,280)	(5,280)	(1,320)	-
Total provision	$135,012	$312,598	$65,599	$10.307

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between the Company’s actual provision for income tax expense and the provision at the statutory rate is as follow:

	Successor			Predecessor
	Year ended March 31, 2019	Year ended March 31, 2018	Period January 11 through March 31, 2017	Period April 1, 2016 through January 10, 2017

Income before income tax expense	$199,293	$1,119,224	$369,818	$62,465

Provision for taxes at Hong Kong statutory tax rate	16,442	184,672	61,020	10,307
Impact of different tax rate in other jurisdiction	118,570	101,837	4,579	-
Impact of non-deductible expenses	-	26,089	-	-
Effective Income Tax	$135,012	$312,598	$65,599	$10,307

Schedule of Components of Deferred Tax Liabilities

As of March 31, 2019 and 2018, the significant components of the deferred tax liabilities are summarized below:

	As of March 31,
	2019	2018

Deferred Tax Liability	-	-
Intangible asset acquired in acquisition	$40,920	$46,200
Total deferred tax liability	$40,920	$46,200